NEWPORT TIGER CUB fund

                             Class A, B and C Shares

                Supplement to Prospectus dated November 30, 1998
                    (Replacing Supplement dated May 18, 1999)

Effective August 6, 1999, Newport Tiger Cub Fund will be closed to new investors and subsequent investments including exchange purchases and additional purchases by existing shareholders.


JO-43/200H-0599                           June 7, 1999

                             NEWPORT TIGER CUB fund

                                 Class Z Shares

                Supplement to Prospectus dated November 30, 1998
                    (Replacing Supplement dated May 18, 1999)

Effective August 6, 1999, Newport Tiger Cub Fund will be closed to new investors and subsequent investments including exchange purchases and additional purchases by existing shareholders.


JO-43/203H-0599                           June 7, 1999